FUNDING DEBTS (Tables)	12 Months Ended
Dec. 31, 2019
FUNDING DEBTS
Summary of the Group's outstanding Funding Debts

	As of December 31,
	2018	2019
	(RMB in thousands)
Short-term:
Liabilities to Individual Investors—Juzi Licai	3,014,670	793,356
Liabilities to other funding partners	1,631,371	2,962,172
Total short-term Funding Debts	4,646,041	3,755,528
Long-term:
Liabilities to Individual Investors—Juzi Licai	81,168	—
Liabilities to other funding partners	76,719	450,595
Total long-term Funding Debts	157,887	450,595

Summary of the remaining contractual maturity dates of the Group's Funding Debts and associated interest payments

	1 - 12 months	13 - 24 months	25 - 36 months	37 - 48 months	49 - 60 months	Total
	(RMB in thousands)
Liabilities to other funding partners	2,962,172	450,595	—	—	—	3,412,767
Liabilities to Individual Investors—Juzi Licai	793,356	—	—	—	—	793,356
Total Funding Debts	3,755,528	450,595	—	—	—	4,206,123
Interest payments(i)	237,135	25,972	—	—	—	263,107
Total interest payments	237,135	25,972	—	—	—	263,107
(i)	Interest payments for Funding Debts with variable interest rates are calculated using the interest rate as of December 31, 2019.